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                    Skadden, Arps, Slate, Meagher & Flom LLP
                             333 West Wacker Drive
                            Chicago, Illinois 60606

                                                                    June 5, 2009

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

         Re: Van Kampen Series Fund, Inc.
             Post-Effective Amendment No. 1 to the
             Registration Statement
             on Form N-14
             (File Nos. 333-156336 and 811-7140)

Ladies and Gentlemen:

         Van Kampen Series Fund, Inc. (the "Series Fund") hereby files via EDGAR one electronically signed copy of its Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the "Registration Statement") in connection with the reorganization of Van Kampen Global Value Equity Fund, a series of Van Kampen Series Fund, into Van Kampen Global Franchise Fund, a series of the Series Fund, filed pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

         Pursuant to Rule 485(b)(4) under the 1933 Act Rules, we hereby represent that the above-referenced amendment to the Registration Statement does not contain any disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

         Should the staff have any questions regarding the foregoing, please do not hesitate to call the undersigned at (312) 407-0863 or Elisa Mitchell at
(630) 684-6724.

                                                          Very truly yours,



                                                          /s/ Charles B. Taylor